Investments Investments (Notes)	12 Months Ended
Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
Investments
Investments in Marketable Securities
Investments in available-for-sale securities at December 31, 2014 were as follows:

Available-for-sale securities	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in millions)
Current:
U.S. corporate bonds	$11.2	$—	$—	$11.2
Noncurrent:
Marketable equity securities	6.2	—	—	6.2
Federal government securities	32.0	—	—	32.0
U.S. corporate bonds	12.4	—	—	12.4
Total	$61.8	$—	$—	$61.8

Investments in available-for-sale securities at December 31, 2013 were as follows:

Available-for-sale securities	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
		(Dollars in millions)
Current:
Federal government securities	$2.8	$—	$—	$2.8
U.S. corporate bonds	2.4	—	—	2.4
Noncurrent:
Marketable equity securities	10.9	1.3	—	12.2
Federal government securities	28.8	—	(0.1)	28.7
U.S. corporate bonds	20.8	0.1	—	20.9
Total	$65.7	$1.4	$(0.1)	$67.0

The Company’s investments in marketable equity securities consist of an investment in Winsway.
Contractual maturities for available-for-sale investments in debt securities at December 31, 2014 were as shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

Contractual maturities for available-for-sale securities	Cost	Fair Value
	(Dollars in millions)
Due in one year or less	$11.2	$11.2
Due in one to five years	44.4	44.4
Total	$55.6	$55.6

Proceeds from sales and maturities of available-for-sale debt securities amounted to $13.5 million, $22.9 million and $17.2 million for the years ended December 31, 2014, 2013 and 2012, respectively. The Company realized zero net gains associated with those sales and maturities as of December 31, 2014 and $0.2 million and $0.1 million for the years ended December 31, 2013 and 2012, respectively.
In addition to the securities described above, the Company previously held investments in debt and equity securities related to the Company's pro-rata share of funding in the Newcastle Coal Infrastructure Group (NCIG), which was included in "Investments and other assets" in the consolidated balance sheets. The debt securities were recorded at cost, which approximated fair value, and were denominated in U.S. dollars. The Company received proceeds from the sale of NCIG securities of $29.2 million for the year ended December 31, 2012 and recognized a corresponding loss on those sales of $0.2 million during that period. There were no NCIG securities held during the years ended December 31, 2014 and 2013.
At each reporting date, the Company performs separate evaluations of debt and equity securities to determine if any unrealized losses are other-than-temporary. Given the duration and severity of the market losses incurred and in certain historical periods in connection with Winsway's credit downgrades, the Company recognized other-than-temporary impairment losses of $4.7 million, $21.5 million and $35.5 million during the fourth quarter of 2014, second quarter of 2013 and fourth quarter of 2012, respectively, each time resetting the cost basis of the Company's investment.
In November 2012, the Company purchased $4.8 million of time deposits denominated in Chinese Renminbi with six month maturities. Proceeds from the maturity of those investments amounted to $4.8 million in the year ended December 31, 2013. The Company had no held-to-maturity securities at December 31, 2014 and 2013.
Equity Method Investments
The Company’s equity method investments include its joint venture interest in the Middlemount, which was acquired in connection with the 2011 acquisition of PEA-PCI (formerly Macarthur Coal Limited), in addition to certain other equity method investments. The table below summarizes the book value of those investments, which is reported in “Investments and other assets” in the consolidated balance sheets, and the related loss from equity affiliates:

	Book Value at December 31,		Loss from Equity Affiliates for the Year Ended December 31,
	2014	2013	2014	2013	2012
	(Dollars in millions)
Equity interest in Middlemount Coal Pty Ltd	$58.0	$173.4	$98.5	$33.5	$52.1
Other equity method investments	7.3	6.7	9.1	6.7	9.1
Total equity method investments	$65.3	$180.1	$107.6	$40.2	$61.2

During the years ended December 31, 2014, 2013 and 2012, Middlemount generated revenues of approximately $165 million, $157 million and $118 million (on a 50% basis). During the year ended December 31, 2014, the Company recorded to "Loss from equity affiliates" its pro-rata share of a valuation allowance of $52.3 million on Middlemount's Australian net deferred tax assets. Based on a Middlemount's history of operating losses driven by sustained weakness in seaborne metallurgical coal prices, and considering available sources of taxable income, it was determined in 2014 that the net deferred tax assets are no longer considered more likely than not of being realized.
In 2013, due to a sustained weakness in seaborne metallurgical coal prices, a history of operating losses at the mine and the magnitude of the difference between the estimated fair value and the carrying value of its equity investment, the Company determined the carrying value of its equity investment in Middlemount to be other-than-temporarily impaired. Correspondingly, the Company recorded an impairment charge of $43.2 million during the year ended December 31, 2013 to write down the carrying value of its equity investment, which was reflected in "Asset impairment and mine closure costs" in the consolidated statement of operations for that period.
The remaining unamortized basis difference as of December 31, 2014 between the amount at which the Company's equity investment in Middlemount is carried and the amount of underlying equity in net assets of Middlemount is $96.1 million. Including the impact of basis difference, Middlemount had current assets, noncurrent assets, current liabilities and noncurrent liabilities of $27.8 million, $424.4 million, $382.9 million and $11.3 million, respectively, as of December 31, 2014 and $30.9 million, $525.3 million, $365.6 million and $17.2 million, respectively, as of December 31, 2013 (on a 50% basis).
In addition to its equity method investment, the Company periodically makes loans to Middlemount pursuant to the related shareholders' agreement. Refer to Note 8. "Financing Receivables" for additional details surrounding those loans.